Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		95 Months Ended
	Jun. 30, 2026	Jun. 30, 2026		Jun. 30, 2026
C000230762 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abraham Fortress Fund (Class K/FORKX)
Average Annual Return, Percent	26.96%	8.07%		8.33%	[1]
C000230760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abraham Fortress Fund (Class I/FORTX)
Average Annual Return, Percent	26.80%	7.96%	[2]	8.22%	[2]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	[2]	2.06%	[1],[2]
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.67%	10.98%	[2]	11.96%	[1],[2]
Seventy 30 Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70/30 Blended Index
Average Annual Return, Percent	17.55%	7.75%	[2]	9.14%	[1],[2]

[1]	Class K shares commenced operations on July 26, 2018 and the performance figures include the performance of the Predecessor Fund prior to October 13, 2021.
[2]	Class I shares commenced operations on July 26, 2018 and the performance figures include the performance of the Predecessor Fund prior to October 13, 2021.